Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
unrecognized tax benefits that, if recognized, would affect the effective tax rate	$ 300	$ 300
unrecognized tax benefits	2,720	2,783	$ 2,753
Valuation allowance, deferred tax asset, increase (decrease), amount	11,500
Tax credit carryforward	$ 30,156	18,622
Tax credit carryforward expiration year	2029
Tax credit carryforward	$ 2,000	1,900
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards expiration year	2029
Net operating loss carryforwards	$ 15,400
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	42,200
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
unrecognized tax benefits	$ 2,700	$ 2,800
Net operating loss carryforwards expiration year	2030
Net operating loss carryforwards	$ 22,300